Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss									$ (23,342)	$ (17,143)	$ (22,101)
Accretion of preferred stock issuance costs to redemption value											(73)
Net loss attributable to common stockholders	$ (7,467)	$ (5,558)	$ (7,403)	$ (2,914)	$ (3,480)	$ (3,198)	$ (4,893)	$ (5,572)	$ (23,342)	$ (17,143)	$ (22,174)
Weighted-average number of common shares — basic and diluted	20,125,009	20,124,574	16,883,716	786,986	782,335	726,987	614,662	612,836	14,548,516	684,330	609,344
Net loss per share attributable to common stockholders — basic and diluted	$ (0.37)	$ (0.28)	$ (0.44)	$ (3.70)	$ (4.45)	$ (4.40)	$ (7.96)	$ (9.09)	$ (1.60)	$ (25.05)	$ (36.39)